Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Investment Strategy - Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the “Underlying Index”), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ESG”) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.In constructing the Underlying Index, Solactive AG (“Solactive” or “Index Provider”) begins with the universe of securities comprising the parent index, the Solactive GBS United States Large & Mid Cap Index, which is designed to track the performance of the large and mid-capitalization segment covering approximately the largest 85% of the free-float market capitalization in the United States. From this universe of securities, Solactive first seeks to identify only those companies operating in accordance with the following established standards for responsible ESG conduct. Solactive uses data from Institutional Shareholder Services, Inc. (“ISS”) to evaluate a company with respect to each of the ESG factors enumerated below.Companies in the parent universe are excluded from the Underlying Index for:■Failure to observe established norms with respect to environment, human rights, corruption and labor rights; ■Involvement in controversial weapons (i.e., chemical, biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines); ■An ISS ESG Corporate Rating of D-; ■Deriving a specified percentage of revenues from one of the following sectors (“Sector Criteria”): fossil fuel, oil sands, hydraulic fracturing and shale oil/gas, artic or deepwater drilling, tobacco, military weapons, civilian firearms, alcohol, gambling, adult entertainment, and cannabis; or ■Significant negative impact on environmental-focused United Nations Sustainable Development Goals (“SDGs”). The SDGs are responsible consumption and production, climate action, life below water and life on land. Once the constituents of the Underlying Index are selected pursuant to the above criteria, the constituents are then weighted in a manner designed to align with the objectives of the Net Zero Investment Framework and such that the resulting portfolio’s greenhouse gas emissions are consistent with the long-term global warming target of the Paris Climate Agreement by first assigning a weight based on (i) greenhouse gas (GHG) emissions reduction targets, (ii) climate disclosure standards, and (iii) green revenue, and then optimizing the portfolio such that:■The carbon intensity (defined, for each company included in the Underlying Index, as its greenhouse gas emissions as a percentage of the company’s enterprise value including cash) of the Underlying Index is reduced by at least 50% compared to the parent index, ■The year-over-year carbon intensity of the Underlying Index seeks a reduction target of at least 7%, and ■The aggregate exposure to high climate impact sectors (those sectors that are key to low-carbon transition) in the Underlying Index relative to the parent index does not decrease. The fund does not intend to report retrospectively if the portfolio, as selected at each prior rebalance, has met the carbon intensity reduction targets. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. The fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.As of October 31, 2025, the Underlying Index consisted of 313 securities, with an average market capitalization of approximately $174.19 billion and a minimum market capitalization of approximately $9.27 billion. The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers incorporated in the United States and as considered by the Advisor to be aligned with the Paris Agreement and consistent with the Net Zero Investment Framework.Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to the fund's rebalance schedule.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, Investment Company Act of 1940, as amended (the 1940 Act) it may operate as or become classified as “diversified” over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The Underlying Index is sponsored by Solactive, which is independent of the fund and the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund is not sponsored, endorsed, sold or promoted by Solactive.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.